Property, Equipment and Software, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expenses	$ 3,206,568	$ 2,842,787	$ 2,940,387
Office Buildings [Member]
Collateral for short-term-bank loan	$ 3,000,000